UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Select Equity Group, Inc.

Address:   380 Lafayette St., 6th Floor
           New York, NY  10003

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:


Name:     George S. Loening
Title:    President
Phone:    212-475-8335

Signature, place and date of signing:



                              New York, New York        November 14, 2001

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Select Equity Group, Inc.

Report Summary:

Number of Other Included managers:               0
Form 13F Information Table Entry Total:         51
Form 13F Information Table Value Total:   $344,032 (Thousands)


List of Other Included Managers:

   None

                           FORM 13F INFORMATION TABLE

Select Equity Group, Inc.


           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT SOFTWARE INC		 COM			007974108	22,873  607,500 SH	 SOLE			     607,500
BARRA INC                      COM              068313105   15,432  367,259 SH       SOLE                  367,259
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      420       60 SH       SOLE                       60
CATALINA MARKETING CORP.	 COM			148867104    7,715  275,535 SH	 SOLE			     275,535
CERIDIAN CORP.			 COM			15677T106	12,462  859,400 SH	 SOLE			     859,400
C H ROBINSON WRLDWD INC		 COM			12541W100	10,487  362,100 SH	 SOLE			     362,100
CHEMED CORP                    COM              163596109   20,682  718,146 SH       SOLE                  718,146
DIONEX CORP                    COM              254546104    8,999  356,820 SH       SOLE                  356,820
EGL INC				 COM			268484102	17,450 1,967,400SH       SOLE			   1,967,400
ETHAN ALLEN INTERIORS INC	 COM			297602104	10,439  379,600 SH	 SOLE	      	     379,600
FAIR ISAAC & CO INC            COM              303250104    8,488  179,725 SH       SOLE                  179,725
FIRST AMERICAN CORP		 COM			318522307	13,333  658,400 SH	 SOLE	                 658,400
FRANKLIN ELECTRIC INC          COM              353514102    8,175  113,546 SH       SOLE                  113,546
HUB GROUP INC                  CL A             443320106    4,988  470,546 SH       SOLE                  470,546
IDEXX LABS INC			 COM			45168D104	17,692  757,075 SH	 SOLE			     757,075
INSTINET GROUP INC		 COM			457750107    9,326  952,550 SH	 SOLE			     952,550
INTERNATIONAL SPEEDWAY         CL A             460335201   20,601  591,475 SH       SOLE                  591,475
INVESTMENT TECHNOLOGY GROUP    COM              46145F105   20,396  367,560 SH       SOLE                  367,560
MARKEL CORP		             COM              570535104   16,124   82,688 SH       SOLE                   82,688
MEREDITH CORPORATION           COM              589433101   11,832  367,925 SH       SOLE                  367,925
MICROS SYSTEMS INC             COM              594901100    5,350  301,057 SH       SOLE                  301,057
MOODY'S INVESTOR SERVICES      COM              615369105   32,941  890,300 SH       SOLE                  890,300
ON ASSIGNMENT INC		       COM              682159108    9,342  581,000 SH       SOLE                  581,000
PENTON MEDIA INC               COM              709668107    4,507 1,269,775SH       SOLE                1,269,775
STRAYER EDUCATION INC          COM              863236105   10,345  231,946 SH       SOLE                  231,946
TECHNE CORP				 COM			878377100	11,785  400,450 SH	 SOLE			     400,450
ATWOOD OCEANICS INC		 COM			050095108	   390   15,000 SH	 SOLE				15,000
CASS INFO SYSTEM INC	       COM              14808P109      210   10,000 SH       SOLE                   10,000
COMPUTER SERVICES INC. KY      COM              20539A105      384   12,000 SH       SOLE                   12,000
FLORIDA EAST COAST INDU        CL A             340632108      682   31,000 SH       SOLE                   31,000
HOWELL CORP                    COM              443051107      363   40,320 SH       SOLE                   40,320
KIRBY CORP				 COM			497266106	   203    9,000 SH	 SOLE				 9,000
LANDSTAR SYSTEMS INC		 COM			515098101	   320    5,000 SH	 SOLE				 5,000
LINCARE HOLDINGS INC		 COM			532791100	   664   25,000 SH	 SOLE				25,000
MATTHEWS INTL CORP		 CL A			577128101	   309   14,000 SH	 SOLE				14,000
NEW YORK COMMUNITY BNK CORP    COM              649445103      482   20,750 SH       SOLE                   20,750
OHIO CASUALTY CORP		 COM			677240103	   844   65,000 SH	 SOLE				65,000
OMEGA PROTEIN CORP             COM              68210P107      197   98,300 SH       SOLE                   98,300
TEXAS PACIFIC LAND TRUST	SUB CTF PROP I T  882610108	   211    6,000 SH       SOLE				 6,000
TIVO INC				 COM			888706108	    33   10,000 SH	 SOLE				10,000
TOOTSIE ROLL INDUSTRIES		 COM			90385D107	   344    9,000 SH	 SOLE				 9,000
ULTIMATE SOFTWARE GROUP INC	 COM			90385D107	   744  205,500 SH	 SOLE			     205,500
VARIAN INC				 COM			922206107	   229    9,000 SH	 SOLE				 9,000
YAHOO INC				 COM			984332106	   396   45,000 SH	 SOLE				45,000
GENERAL ELECTRIC CO            COM              369604953      179    4,800 SH  PUT  SOLE                    4,800
QWEST COMMUNICATIONS INTL INC  COM              749121959       58    3,500 SH  PUT  SOLE                    3,500
CARBO CERAMICS			 COM			140781105	   618   22,300 SH	 SOLE				22,300
CRYPTOLOGIC INC			 COM			228906103	 1,121   80,000 SH	 SOLE				80,000
KNIGHT TRADING GROUP INC	 COM			499063105	 1,157  150,000 SH	 SOLE			     150,000
TIMBERLINE SOFTWARE CORP	 COM			887134104	   261   47,500 SH	 SOLE			      47,500
NASDAQ 100 TR		     UNIT SER 1	      631100104    1,449   50,000 SH	 SOLE				50,000

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